THE BOND FUND OF AMERICA, INC.
      333 SOUTH HOPE STREET, LOS ANGELES, CALIFORNIA 90071
                   TELEPHONE  (213) 486-9200

                                         March 4, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: The Bond Fund of America, Inc.
     File Nos. 2-50700
               811-2444

Gentlemen:

 Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. There have been no changes from the Registrant's Post-Effective Amendment No. 42 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940 filed electronically on February 27, 1998. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

                                         Sincerely,
                                         Julie F. Williams

Enclosures

cc: Mr. Frank Dalton
 Mr. Bric Barrientos
 (Division of Investment Management)